OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF OTHER CURRENT ASSETS
	2021	2020
	$	$
Income taxes recoverable	130	145
Prepaid expenses, deposits and bonds	708	390
Restricted cash	940	765
Forward foreign exchange contracts	-	21
Others	88	12
	1,866	1,333